Vessels, net - Additional Information (Detail) $ in Thousands			6 Months Ended
	Mar. 07, 2022 USD ($) m³	Jan. 14, 2022 USD ($) m³	Jun. 30, 2022 USD ($) Vessels	Dec. 31, 2021 USD ($) Vessels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			$ 240	$ 330
Variable Interest Entities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost			83,600	83,600
Property, plant and equipment, net			67,900	69,600
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost			1,535,000	1,417,100
Property, plant and equipment, net			$ 1,070,000	$ 1,046,400
Number of vessels contracted | Vessels			28	26
Ethylene Carrier [Member]
Property, Plant and Equipment [Line Items]
Vessels cargo capacity | m³		22,085
Contract with customer asset sale		$ 21,000
LPG Carrier [Member]
Property, Plant and Equipment [Line Items]
Vessels cargo capacity | m³	8,600
Contract with customer asset sale	$ 6,100
Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of vessels			30 years
Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of vessels			25 years
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			$ 1,512,500	$ 1,576,800